Capital structure and financial items - Financial risks - Key Currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2019 kr / ¥ kr / $ kr / $ kr / ¥ kr / £	Dec. 31, 2018 kr / ¥ kr / $ kr / $ kr / ¥ kr / £	Dec. 31, 2017 kr / ¥ kr / $ kr / $ kr / ¥ kr / £
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	667	631	660
Year-end | kr / $	668	652	621
Year-end change (as a percent)	2.50%	5.10%	(12.00%)
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	97	95	98
Year-end | kr / ¥	96	95	95
Year-end change (as a percent)	1.10%	(0.30%)	(6.90%)
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	6.12	5.72	5.88
Year-end | kr / ¥	6.11	5.91	5.51
Year-end change (as a percent)	3.40%	7.30%	(8.60%)
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	503	487	508
Year-end | kr / $	511	479	495
Year-end change (as a percent)	6.70%	(3.20%)	(5.50%)
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / £	852	842	849
Year-end | kr / £	877	827	839
Year-end change (as a percent)	6.00%	(1.40%)	(3.50%)